Subsequent Events (Details Narrative) - USD ($)																																	1 Months Ended					3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 12, 2024	Nov. 01, 2024	Oct. 18, 2024	Oct. 08, 2024	Oct. 01, 2024	Aug. 02, 2024	Jul. 25, 2024	May 20, 2024	May 17, 2024	May 09, 2024	May 07, 2024	Mar. 11, 2024	Mar. 07, 2024	Mar. 01, 2024	Feb. 12, 2024	Feb. 01, 2024	Jan. 25, 2024	Jan. 23, 2024	Jan. 18, 2024	Jan. 05, 2024	Jan. 02, 2024	Sep. 11, 2023	Aug. 22, 2023	Jun. 21, 2023	Nov. 01, 2022	Nov. 01, 2022	Oct. 01, 2022	Sep. 01, 2022	Aug. 01, 2022	Jul. 01, 2022	Jun. 01, 2022	May 01, 2022	Nov. 30, 2024	Oct. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Number of shares issued																																					474
Stockholders' Equity, Reverse Stock Split								one-for-fifty reverse stock split																one-for-twenty reverse stock split
Fair value of shares issued for services																																						$ 43,999	$ 22,000	$ 33,000	$ 68,000	$ 18,000	$ 23,000			$ 477,063	$ 667,998
Proceeds from sale of common stock																																					$ 182,982							$ 3,922,638	$ 1,854,086	$ 1,799,506
Mark Crone [Member]
Subsequent Event [Line Items]
Shares issued for services																							4,000
Fair value of shares issued for services																							$ 157,980
Clear Think Capital [Member]
Subsequent Event [Line Items]
Number of shares issued																																												1,339,656		27,612
Shares issued for services																									7	9	10	5	5	5	4	4													685
Fair value of shares issued for services																									$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000														$ 4,785
Proceeds from sale of common stock																																														$ 343,849
Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
Number of shares issued																																													27,584
Shares issued upon note conversion																																												571,531
Note principal amount converted																																												$ 1,144,900	$ 2,075,900
H C Wainwright And Co L L C [Member]
Subsequent Event [Line Items]
Number of shares issued																																												979,823
Proceeds from sale of common stock																																												$ 1,036,911
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split											ratio of not less than 1-for-2 and not more than 1-for-50
Stockholders' Equity, Reverse Stock Split											1:50 reverse stock split
Nasdaq stock, description				Company received a notice letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, based upon the closing bid price of the Company’s common stock, par value $0.0001 per share for the last 30 consecutive business days, the Company is not currently in compliance with the requirement to maintain a minimum bid price of $1.00 per share for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Requirement”), which matter serves as a basis for delisting the Company’s securities from Nasdaq
Management fee, description				The hearing request will stay the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision. The fee for the hearing was $20,000
Percentage of margin net sales	5.00%
Percentage of fee	1.00%
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt principal amount					$ 121,900
Interest payment					14,628
Original issue discount					$ 15,900
Debt instrument, maturity date					Jun. 30, 2025
Interest rate					22.00%
Monthly payments					$ 15,170
Subsequent Event [Member] | Mark Crone [Member]
Subsequent Event [Line Items]
Shares issued for services			172,000
Fair value of shares issued for services			$ 86,000
Subsequent Event [Member] | Walter FLubkin Jr [Member]
Subsequent Event [Line Items]
Shares issued for services			168,000
Fair value of shares issued for services			$ 84,000
Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Shares issued for services		56,123			56,123
Subsequent Event [Member] | Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
Shares issued upon note conversion																																	625,631	625,631
Note principal amount converted																																	$ 224,600	$ 224,600
Subsequent Event [Member] | H C Wainwright And Co L L C [Member]
Subsequent Event [Line Items]
Number of shares issued																																	3,465,772	3,465,772
Proceeds from sale of common stock																																	$ 1,932,972	$ 1,932,972
Security Agreement [Member]
Subsequent Event [Line Items]
Debt principal amount							$ 210,000			$ 210,000				$ 210,000							$ 122,491
Security Agreement [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Subsequent Event [Line Items]
Debt principal amount										210,000				210,000							122,491
Interest payment							84,000			84,000				79,800							48,996
Payment for fee						$ 10,889			$ 10,500				$ 11,146							$ 7,795
Commitment fee							$ 10,000			$ 10,000				$ 10,000							$ 5,833
Additional interest rate																					5.00%
Debt instrument, maturity date							Jan. 31, 2025			Nov. 22, 2024				Aug. 29, 2024							May 31, 2024
Security Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt principal amount																					$ 122,491
Security Agreement [Member] | Subsequent Event [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Subsequent Event [Line Items]
Debt principal amount																					122,491
Interest payment																					$ 48,996
Payment for fee																				7,795
Commitment fee																				$ 5,833
Accrued interest rate																					5.00%
MCA Plus Agreement [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Debt principal amount																			$ 200,000
Payment for fee																			14,706
Commitment fee																			$ 50,000
Accrued interest rate																			5.00%
Additional interest rate																			25.00%
Principal amount																			$ 50,000
MCA Plus Agreement [Member] | Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Debt principal amount																			200,000
Payment for fee																			14,706
Commitment fee																			$ 50,000
Accrued interest rate																			25.00%
Additional interest rate																			5.00%
Principal amount																			$ 50,000
Number of shares issued																1,654	7,092	1,528
Aggregate cash																	$ 50,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued																						13,800
Shares issued upon note conversion																																															13,333
Monthly payments																																															$ 1,175,973
Securities Purchase Agreement [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Number of shares issued																																													1,832
Aggregate cash																																												$ 2,982,415	$ 200,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Number of shares issued																																			226,656	226,656
Aggregate cash																																			$ 836,360	$ 836,360
Master Service Agreement [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description																The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is no greater than $325,000.
Share discount rate															10.00%
Master Service Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Number of shares issued															1,000,000
Agreement term description																The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is not greater than $325,000.
Share discount rate															10.00%
Option Agreement [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description															The Option Agreement may be terminated if, among others, the closing has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. The Company has extended the Option Agreement for the first additional 30-day period and has not exercised its option to purchase such intangibles assets, machinery and equipment. The Option Agreement expired with the Company not exercising its option.
Purchase price of machinery and equipment															$ 554,714
Debt description															The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding.
Option Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description															The Option Agreement may be terminated if, among others, the closing has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. To date, the Company has not exercised its option to purchase such intangibles assets, machinery and equipment.
Purchase price of machinery and equipment															$ 554,714
Debt description															The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding.
Option Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member] | Shares Held In Escrow [Member]
Subsequent Event [Line Items]
Number of shares issued															100,000
Option Agreement [Member] | Subsequent Event [Member] | Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
Number of shares issued												15,000
Aggregate cash												$ 60,000